Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments Required Under Noncancelable Operating Leases

Future minimum lease payments required under noncancelable operating leases that have initial or remaining lease terms in excess of one year at December 31, 2012 are as follows:

(Millions of yen)
Year ending December 31:
2013	¥25,101
2014	16,512
2015	11,296
2016	7,529
2017	5,623
Thereafter	9,746

Total future minimum lease payments	¥75,807

Changes in Accrued Product Warranty Cost

Changes in accrued product warranty cost for the years ended December 31, 2012 and 2011 are summarized as follows:

	Years ended December 31
	2012	2011
	(Millions of yen)
Balance at beginning of year	¥11,691	¥13,343
Addition	13,553	14,296
Utilization	(12,503)	(14,649)
Other	(578)	(1,299)

Balance at end of year	¥12,163	¥11,691